Other Assets	3 Months Ended
Jan. 31, 2026
Other Assets [Abstract]
Other Assets
NOTE 8: OTHER ASSETS
Other Assets
(millions of Canadian dollars) As at
January 31 October 31
2026 2025
Accounts receivable and other items $ 9,697 $ 9,366
Accrued interest 5,647 5,674
Current income tax receivable 3,939 3,849
Defined benefit asset

1,018

1,111
Investments in other associates and joint

ventures
5,206 5,237
Prepaid expenses 1,828 1,815
Reinsurance contract assets 915 936
Total $ 28,250 $ 27,988